Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Effect On Company's Consolidated Balance Sheet

The effect on these revisions on the Company’s consolidated balance sheet as of December 31, 2018 is as follows:

	As previously reported at December 31, 2018	Adjustment	As revised at December 31, 2018
Notes payable, net of discount	$1,851	$(566)	$1,285
Total current liabilities	2,398	(566)	1,832
Total liabilities	2,398	(566)	1,832
Accumulated deficit	(405,285)	566	(404,719)
Total stockholders’ deficit	(1,875)	566	(1,309)